Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In November 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 2,875,000 of the Company’s ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option on April 14, 2021, no Founder Shares are currently subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of nine months after the date of the consummation of a Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and, with respect to the remaining 50% of the Founder Shares, nine months after the date of the consummation of a Business Combination, or earlier in each case if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on March 30, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, administrative and support services. The accrued balance of these fees totaled $300,000 and $210,000 as of September 30, 2023 and December 31, 2022, respectively.

Promissory Note — Related Party

On November 16, 2020, the Company issued to the Sponsor an unsecured promissory note (the “Promissory Note”) pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note was repaid in its entirety at the closing of the Initial Public Offering. Borrowings are no longer available under the Promissory Note.

On April 5, 2022, the Company issued a $1,150,000 promissory note (the “First Extension Note”) to Mindfulness Capital Management Limited, a Cayman Islands exempted company (“Mindfulness”) and affiliate of the Sponsor, in consideration for $1,150,000 being deposited in the Trust Account (the “First Extension Payment”) for the purpose of extending the Combination Period to July 5, 2022 (the “First Extension”). The First Extension was the first of the two three-month extensions permitted under the Company’s governing documents before they were amended to allow for additional extensions. The First Extension Note is non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which the Business Combination is consummated and (ii) the date of the liquidation of the Company.

On July 5, 2022, an aggregate of $1,150,000 (the “Second Extension Payment”) was deposited by Mindfulness into the Trust Account for the public shareholders, representing $0.10 per Public Share, to enable the Company to extend the period of time it has to consummate its initial Business Combination by three months, from July 5, 2022 to October 5, 2022 (the “Second Extension”). The Second Extension is the second of the two three-month extensions permitted under the Company’s governing documents before they were amended to allow for additional extensions. In connection with the Second Extension Payment and Second Extension, on July 5, 2022, the Company issued to Mindfulness an unsecured promissory note (the “Second Extension Note”) having a principal amount equal to the amount of the Second Extension Payment. The Second Extension Note is non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which the Business Combination is consummated and (ii) the date of the liquidation of the Company.

On July 6, 2022, the Company issued a $280,000 promissory note (the “Third Note” and, together with the Promissory Note, the First Extension Note, and the Second Extension Note, the “Promissory Notes”) to Mindfulness. The Third Note is non-interest bearing and due upon the earlier of the consummation of the Business Combination or the date of Company’s liquidation.

As of September 30, 2023 and December 31, 2022, the Company had an outstanding balance of $2,579,979 under the Promissory Notes. It is expected that the Company may issue additional instruments similar to the Promissory Notes in connection with any potential additional extensions of the De-SPAC Deadline, as further described in the March Proxy Statement and the Company’s other filings with the SEC.

Advances from Related Party

The Sponsor advanced the Company $2,754,750 and $1,040,050 as of September 30, 2023 and December 31, 2022, respectively, for working capital purposes. The advance is non-interest bearing and is due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans will be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the

Working Capital Loans; but, no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the combined company at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of September 30, 2023, and December 31, 2022, there were no amounts outstanding under the Working Capital Loans.

On October 27, 2021, the Sponsor committed to provide us with an aggregate of $150,000 in loans through April 5, 2023, the which was the then-current De-SPAC Deadline. These loans will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that the Company has funds available outside of the Trust Account to repay such loans. As of September 30, 2023, and December 31, 2022, there were no loans issued under this commitment.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In November 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 2,875,000 of the Company’s ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option on April 14, 2021, no Founder Shares are currently subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of nine months after the date of the consummation of a Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and, with respect to the remaining 50% of the Founder Shares, nine months after the date of the consummation of a Business Combination, or earlier in each case if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on March 30, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, administrative and support services. For the year ended December 31, 2022, the Company incurred $120,000 in fees for these services. For the year ended December 31, 2021, the Company incurred $90,000 in fees for these services. The accrued balance of these fees totaled $210,000 and $90,000 as of December 31, 2022 and 2021, respectively.

Promissory Note — Related Party

On November 16, 2020, the Company issued to the Sponsor an unsecured promissory note (the “Promissory Note”) pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, or (ii) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note was repaid in its entirety at the closing of the Initial Public Offering. Borrowings are no longer available under the Promissory Note.

On April 5, 2022, the Company issued a $1,150,000 promissory note (the “First Extension Note”) to Mindfulness Capital Management Limited, a Cayman Islands exempted company (“Mindfulness”), in consideration for $1,150,000 being deposited in the Trust Account (the “First Extension Payment”) for the purpose of extending the Combination Period to July 5, 2022 (the “First Extension”). The First Extension was the first of the two three-month extensions permitted under the Company’s governing documents before they were amended to allow for additional extensions. The First Extension Note is non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which the Business Combination is consummated and (ii) the date of the liquidation of the Company.

On July 5, 2022, an aggregate of $1,150,000 (the “Second Extension Payment”) was deposited by Mindfulness into the Trust Account for the public shareholders, representing $0.10 per public share, to enable the Company to extend the period of time it has to consummate its initial Business Combination by three months, from July 5, 2022 to October 5, 2022 (the “Second Extension”). The Second Extension is the second of the two three-month extensions permitted under the Company’s governing documents before they were amended to allow for additional extensions. In connection with the Second Extension Payment and Second Extension, on July 5, 2022, the Company issued to Mindfulness an unsecured promissory note (the “Second Extension Note”) having a principal amount equal to the amount of the Second Extension Payment. The Second Extension Note is non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which the Business Combination is consummated and (ii) the date of the liquidation of the Company.

On July 6, 2022, the Company issued a $280,000 promissory note (the “Third Note” and, together with the Promissory Note, the First Extension Note, and the Second Extension Note, the “Promissory Notes”) to Mindfulness. The Third Note is non-interest bearing and due upon the earlier of the consummation of the Business Combination or the date of Company’s liquidation.

As of December 31, 2022 and 2021, the Company had outstanding balances of $2,579,979 and $0, respectively, under the Promissory Notes. It is expected that the Company may issue additional instruments similar to the Promissory Notes in connection with any potential additional extensions of the De-SPAC Deadline, as further described in the March Proxy Statement and the Company’s other filings with the SEC.

Advances from Related Party

The Sponsor advanced the Company $1,040,050 as of December 31, 2022 for working capital purposes. The advance is non-interest bearing and is due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans will be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans; but, no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the combined company at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of December 31, 2022 and 2021, there were no amounts outstanding under the Working Capital Loans.

On October 27, 2021, the Sponsor committed to provide us with an aggregate of $150,000 in loans through April 5, 2023, the which was the current De-SPAC Deadline at the time. These loans will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that the Company has funds available outside of the Trust Account to repay such loans. As of December 31, 2022 and 2021, there were no loans issued under this commitment.